Segments and Geographic Information Segments and Geographic Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segments and Geographic Information
Segments and Geographic Information
All revenue-generating activities are directly related to the sale, implementation and support of the Company's solutions in a single operating segment. The Company's chief operating decision maker, the Chief Executive Officer, reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. All of the Company's principal operations, assets and decision-making functions are located in the United States.